Basis of presentation and general information (Details)	6 Months Ended
Jun. 30, 2024
Globus Shipmanagement Corp. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Management Co.
Devocean Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Dec. 18, 2007
Vessel Owned	m/v River Globe
Artful Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[1]
Vessel Delivery Date	Jun. 22, 2011	[1]
Vessel Owned	m/v Moon Globe***	[1]
Serena Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Oct. 29, 2020
Vessel Owned	m/v Galaxy Globe
Talisman Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jul. 20, 2021
Vessel Owned	m/v Power Globe
Argo Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 09, 2021
Vessel Owned	m/v Diamond Globe
Salaminia Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 29, 2021
Vessel Owned	m/v Orion Globe
Calypso Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jan. 25, 2024
Vessel Owned	m/v GLBS Hero
Daxos Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date		[2]
Vessel Owned	Hull No: NE-442**	[2]
Paralus Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[3]
Vessel Delivery Date		[3]
Vessel Owned	Hull No: NE-443*	[3]
Olympia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[3]
Vessel Delivery Date		[3]
Vessel Owned	Hull No: S-K192*	[3]
Thalia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[3]
Vessel Delivery Date		[3]
Vessel Owned	Hull No: S-3012*	[3]
Domina Shipholding Ltd [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned
Dulac Maritime S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned
Longevity Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malta
Vessel Delivery Date
Vessel Owned

[1]	On May 28, 2024, the Company, through its subsidiary Artful Shipholding S.A., entered into an agreement to sell the 2005-built Moon Globe, the vessel was delivered to her new owners on July 8, 2024 (refer to Note 5).
[2]	New building vessel. On February 23, 2024, Globus, through its subsidiary Daxos Maritime Limited, entered into a $28 million (absolute amount) sale and leaseback agreement (refer to Note 8(c)). On August 20, 2024, the Company took delivery of the newbuilding vessel, named “m/v GLBS Might”.
[3]	New building vessels